LEASES - Additional Information (Details) - Office and Laboratory Space - USD ($) $ in Millions		9 Months Ended
	Sep. 12, 2024	Sep. 30, 2025	Sep. 30, 2024
Lessor, Lease, Description [Line Items]
Sublease term	3 years 7 months
Sublease income	$ 2.7	$ 0.8
Maximum
Lessor, Lease, Description [Line Items]
Sublease income			$ 0.1